1933 Act Registration No. 333-33261
    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 5, 1997

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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                Pre-Effective Amendment No.  _____                           [ ]
                Post-Effective Amendment No. __1__                           [X]
                        (Check appropriate box or boxes)

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                Exact name of Registrant as Specified in Charter:

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                         Area Code and Telephone Number:

                                 (610) 676-1924

                     Address of Principal Executive Offices:

                            Oaks, Pennsylvania 19456

                     Name and Address of Agent for Service:

                                  David G. Lee
                           c/o SEI Investments Company
                            Oaks, Pennsylvania 19456

                                   COPIES TO:

        Kathryn L. Stanton, Esq.                  James D. Alt, Esq.
        SEI Investments Company                  Dorsey & Whitney LLP
        Oaks, Pennsylvania 19456                220 South Sixth Street
                                             Minneapolis, Minnesota 55402

It is proposed that this filing shall become effective (check appropriate box):

        [X]   immediately upon filing pursuant to paragraph (b) of rule 485
        [ ]   on (date) pursuant to paragraph (b) of rule 485
        [ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
        [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485
        [ ]   75 days after filing pursuant to paragraph (a)(2) of Rule 485
        [ ]   on January 31, 1995 pursuant to paragraph (a)(2) of Rule 485

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PART A

Incorporated by reference to the Registration Statement on Form N-14, File No. 333-33261, filed August 8, 1997.


PART B

Incorporated by reference to the Registration Statement on Form N-14, File No. 333-33261, filed August 8, 1997.


PART C

ITEM 15. INDEMNIFICATION.

      Incorporated by reference to the Registration Statement on Form N-14, File No. 333-33261, filed on August 8, 1997.

ITEM 16. EXHIBITS.

      (1) Articles of Incorporation, as amended and supplemented through October 1997. (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

      (2) Bylaws, as amended through October 1997. (Incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

      (3)   Not Applicable.

      (4) Agreement and Plan of Reorganization. (Incorporated by reference to Exhibit A to the Prospectus/Proxy Statement included in Part A of the Registration Statement on Form N-14, File No. 333-33261, filed on August 8, 1997.)

      (5)   Not Applicable.

      (6)   (a)   Investment Advisory Agreement dated April 2, 1991, between
                  Registrant and First Bank National Association, as amended and supplemented through August 1994. (Incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 21 to the
                  Registrant's Registration Statement on Form N-1A, File No. 33-
                  16905 (the "Post-Effective Amendment No. 21").)

            (b) Amendment No. 5 to Exhibit A to Investment Advisory Agreement. (Incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

            (c) Sub-Advisory Agreement relating to the International Fund between First Bank National Association and Marvin & Palmer Associates, Inc. (Incorporated by reference to Exhibit (5)(b) to the Post-Effective Amendment No. 21.)

            (d) Amendment No. 6 to Exhibit A to Investment Advisory Agreement. (Incorporated by reference to Exhibit (5)(d) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

      (7)   (a)   Distribution Agreement [Class A and Class C] dated February
                  10, 1994 between Registrant and SEI Financial Services
                  Company. (Incorporated by reference to Exhibit (6)(a) to the Post-Effective Amendment No. 21.)

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            (b)   Distribution and Service Agreement [Class B] dated August 1,
                  1994, as amended September 14, 1994 between Registrant and SEI Financial Services Company. (Incorporated by reference to Exhibit (6)(b) to the Post-Effective Amendment No. 21.)

            (c) Form of Dealer Agreement. (Incorporated by reference to Exhibit (6)(c) to the Post-Effective Amendment No. 21.)

      (8)   Not Applicable.

      (9)   (a)   Custodian Agreement dated September 20, 1993, between
                  Registrant and First Trust National Association, as supplemented through August 1994. (Incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 18 to the
                  Registrant's Registration Statement on Form N-1A, File No.
                  33-16905.)

            (b) Compensation Agreement dated as of June 1, 1995, pursuant to Custodian Agreement. (Incorporated by reference to Exhibit
                  (8)(b) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

            (c) Compensation Agreement dated as of June 1, 1997, pursuant to Custodian Agreement. (Incorporated by reference to Exhibit
                  (8)(c) to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

      (10)  (a)   Form of Distribution Plan [Class A] shares. (Incorporated by reference to Exhibit (15)(a) to the Post-Effective Amendment
                  No. 21.)

            (b) Class B Distribution Plan. (Incorporated by reference to Exhibit (15)(b) to the Post-Effective Amendment No. 21.)

            (c)   Service Plan [Class B]. (Incorporated by reference to Exhibit
                  (15)(c) to the Post-Effective Amendment No. 21.)

            (d) Multiple Class Plan Pursuant to Rule 18f-3. (Incorporated by reference to Exhibit (18) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

      (11) Opinion and Consent of Dorsey & Whitney LLP with respect to the legality of the securities being registered. (Incorporated by reference to Exhibit 11 to the Registration Statement on Form N-14, filed on August 8, 1997.)

     *(12)  (a)   Opinion and Consent of Dorsey & Whitney LLP with respect to tax matters.


      (13)  (a)   Administration Agreement dated as of January 1, 1995 between
                  Registrant and SEI Financial Management Corporation.
                  (Incorporated by reference to Exhibit (9)(a) to Post-Effective
                  Amendment No. 23 to the Registrant's Registration Statement on
                  Form N-1A, File No. 33-16905.)

            (b) Transfer Agent Agreement dated as of March 31, 1994 between Registrant and Supervised Service Company, Inc. [superseded] (Incorporated by reference to Exhibit (9)(a) to Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

            (c) Assignment Transfer Agency Agreement to DST Systems, Inc. [superseded] (Incorporated by reference to Exhibit (9)(c) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

            (d) Form of Transfer Agency Agreement dated as of October 1, 1996, between Registrant and DST Systems, Inc. (Incorporated by reference to Exhibit (9)(d) to Post-Effective

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                  Amendment No. 27 to the Registrant's Registration Statement on
                  Form N-1A, File No. 33-16905.)

            (e) Sub-Administration Agreement dated July 1, 1997 between SEI and First Bank National Association. (Incorporated by reference from Exhibit 9(e) to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

            (f) Amended and Restated Administration Agreement dated July 1, 1997 by and between Registrant and SEI Investments Management Corporation. (Incorporation by reference from Exhibit 9(f) to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

            (g) Agreement dated July 1, 1997 between First Bank National Association and SEI Investments Management Corporation. (Incorporation by reference from Exhibit 9(g) to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

            (h) Agreement dated July 1, 1997 between First Bank National Association and SEI Investments Management Corporation. (Incorporated by reference from Exhibit 9(h) to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A, File No. 33-16905.)

      (14)  (a)   Consent of KPMG Peat Marwick LLP. (Incorporated by reference to Exhibit 14 to the Registration Statement on Form N-14, filed on August 8, 1997.)

      (15)  Not Applicable.

      (16) Powers of Attorney of Directors signing the Registration Statement. (Incorporated by reference to Exhibit 16 to the Registration Statement on Form N-14, filed on August 8, 1997.)

      (17)  (a)   Rule 24f-2 Election of Registrant. (Incorporated by reference to Exhibit 17(a) to the Registration Statement on Form N-14, filed on August 8, 1997.)

            (b) Form of Proxy Card. (Incorporated by reference to Exhibit 17(b) to the Registration Statement on Form N-14, filed on August 8, 1997.)

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   *  Filed herewith.




ITEM 17. UNDERTAKINGS.

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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                                   SIGNATURES

      As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement No. 333-33261 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania, on the 5th day of December, 1997.

                                          FIRST AMERICAN INVESTMENT FUNDS, INC.


ATTEST:    /s/Stephen G. Meyer            By:    /s/Kathryn L. Stanton
       --------------------------------      ---------------------------------
            Stephen G. Meyer                      Kathryn L. Stanton
                                                  Vice President

      As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

          SIGNATURE                        TITLE                     DATE
          ---------                        -----                     ----

       /s/Stephen G. Meyer          Controller (Principal             **
------------------------------      Financial and Accounting
      Stephen G. Meyer              Officer)


             *                      Director                          **
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      Robert J. Dayton


             *                      Director                          **
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    Andrew M. Hunter III


             *                      Director                          **
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    Leonard W. Kedrowski


             *                      Director                          **
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       Robert L. Spies


             *                      Director                          **
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      Joseph D. Strauss


             *                      Director                          **
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    Virginia L. Stringer


                                    Director                          **
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       Roger A. Gibson


*By:    /s/Kathryn L. Stanton
    ----------------------------
         Kathryn L. Stanton
          Attorney in Fact

**   December 5, 1997